Subsequent event	12 Months Ended
Dec. 31, 2017
Subsequent event
Subsequent event

Note 19. Subsequent event

On January 1, 2018, in accordance with the Evergreen Provisions of the 2015 Plan, the Company added 1,449,847 shares to the option pool, increasing the total number of shares reserved and available for issuance under the 2015 Plan to 2,044,512 shares.